Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Our board of directors is responsible for overseeing our cybersecurity risk management and be informed on risks from cybersecurity threats. Our board of directors will review, approve, and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) relating to cybersecurity matters in our periodic reports (including annual report on Form 20-F).

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors will review, approve, and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) relating to cybersecurity matters in our periodic reports (including annual report on Form 20-F).
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our board of directors is responsible for overseeing our cybersecurity risk management and be informed on risks from cybersecurity threats. Our board of directors will review, approve, and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) relating to cybersecurity matters in our periodic reports (including annual report on Form 20-F).